Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Trading Securities		$ 168,926	$ 123,718
FVTPL Securities		19,064	16,733
FVOCI Securities		93,702	62,819
Amortized Cost Securities		115,188	116,814
Total securities		396,880	320,084
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		93,702	62,819
Amortized Cost Securities		106,461	104,171
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		396,880	320,084
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		111,370	98,301
U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		278,558	215,990
Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		6,952	5,793
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		93,728	64,881
Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 115,188	$ 116,814
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.61%	3.80%
Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		2.19%	2.01%
Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 10,036	$ 11,370
FVTPL Securities		403	216
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		34,177	20,100
Amortized Cost Securities	[1]	2,403	4,905
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		33,892	20,579
Amortized Cost Securities	[1]	$ 2,465	$ 4,908
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.33%	3.05%
Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.81%	1.83%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 7,585	$ 7,170
FVTPL Securities		1,578	1,166
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,996	5,055
Amortized Cost Securities	[1]	4,216	4,605
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,939	5,281
Amortized Cost Securities	[1]	$ 4,488	$ 4,613
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.61%	3.23%
Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.38%	2.26%
U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 24,248	$ 20,132
FVTPL Securities		1,527	2,088
U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		16,965	5,880
Amortized Cost Securities	[1]	51,319	51,063
U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		17,033	6,245
Amortized Cost Securities	[1]	$ 55,421	$ 56,878
U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.06%	3.77%
U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.49%	1.50%
U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 565	$ 279
U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,068	5,301
Amortized Cost Securities	[1]	180	179
U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,125	5,486
Amortized Cost Securities	[1]	$ 182	$ 190
U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.04%	4.22%
U.S. states, municipalities and agencies [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.65%	4.66%
Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,849	$ 2,540
FVTPL Securities		25	48
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,656	6,969
Amortized Cost Securities	[1]	675	779
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,643	7,064
Amortized Cost Securities	[1]	$ 681	$ 948
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.15%	3.11%
Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.80%	1.82%
NHA MBS U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 40,995	$ 21,517
FVTPL Securities	[2]	21	19
NHA MBS U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	21,293	15,765
Amortized Cost Securities	[1],[2]	38,619	41,134
NHA MBS U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	21,570	16,421
Amortized Cost Securities	[1],[2]	$ 42,773	$ 47,590
NHA MBS U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	3.92%	4.76%
NHA MBS U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.58%	2.61%
Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 15,190	$ 11,933
FVTPL Securities		8,780	7,362
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,370	3,589
Amortized Cost Securities	[1]	9,049	1,506
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,391	3,676
Amortized Cost Securities	[1]	$ 9,178	$ 1,687
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.67%	5.43%
Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.57%	1.80%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 475	$ 450
Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities		65,983	48,327
FVTPL Securities		6,730	5,834
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		177	160
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		135	129
Within 1 year [member]
Disclosure of financial assets [line items]
Trading Securities		6,239
FVTPL Securities		451
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,788
Amortized Cost Securities		17,206
Within 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		45,065
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		21,661
Within 1 year [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		19,843
Within 1 year [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		3,561
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,781
Within 1 year [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 17,587
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.27%
Within 1 year [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		1.45%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 620
FVTPL Securities		276
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		12,571
Amortized Cost Securities	[1]	1,014
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		12,552
Amortized Cost Securities	[1]	$ 1,056
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.48%
Within 1 year [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.79%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,983
FVTPL Securities		2
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		666
Amortized Cost Securities	[1]	1,621
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		665
Amortized Cost Securities	[1]	$ 1,699
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.29%
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.90%
Within 1 year [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 896
FVTPL Securities		5
Within 1 year [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,422
Amortized Cost Securities	[1]	13,023
Within 1 year [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,423
Amortized Cost Securities	[1]	$ 13,237
Within 1 year [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.00%
Within 1 year [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.40%
Within 1 year [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4
Within 1 year [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		420
Within 1 year [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 423
Within 1 year [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.22%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 719
FVTPL Securities		25
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,918
Amortized Cost Securities	[1]	283
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,912
Amortized Cost Securities	[1]	$ 289
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.87%
Within 1 year [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	0.91%
Within 1 year [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 427
Within 1 year [member] | NHA MBS U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	58
Amortized Cost Securities	[1],[2]	934
Within 1 year [member] | NHA MBS U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	58
Amortized Cost Securities	[1],[2]	$ 971
Within 1 year [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	0.85%
Within 1 year [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.13%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,590
FVTPL Securities		143
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,733
Amortized Cost Securities	[1]	331
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,748
Amortized Cost Securities	[1]	$ 335
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.35%
Within 1 year [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.55%
1 to 3 years [member]
Disclosure of financial assets [line items]
Trading Securities		$ 14,994
FVTPL Securities		287
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		11,420
Amortized Cost Securities		21,670
1 to 3 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		49,337
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		14,764
1 to 3 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		34,105
1 to 3 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		468
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		11,427
1 to 3 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 22,636
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.16%
1 to 3 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		1.53%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,353
FVTPL Securities		7
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,975
Amortized Cost Securities	[1]	1,259
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,951
Amortized Cost Securities	[1]	$ 1,276
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.95%
1 to 3 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.72%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 460
FVTPL Securities		10
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		496
Amortized Cost Securities	[1]	1,392
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		496
Amortized Cost Securities	[1]	$ 1,523
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.08%
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.52%
1 to 3 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 8,123
1 to 3 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,743
Amortized Cost Securities	[1]	14,521
1 to 3 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,750
Amortized Cost Securities	[1]	$ 15,145
1 to 3 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.00%
1 to 3 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.30%
1 to 3 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 52
1 to 3 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		640
1 to 3 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 652
1 to 3 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.56%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,206
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		614
Amortized Cost Securities	[1]	378
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		616
Amortized Cost Securities	[1]	$ 378
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.42%
1 to 3 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.51%
1 to 3 years [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 451
1 to 3 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	1,373
Amortized Cost Securities	[1],[2]	3,148
1 to 3 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	1,381
Amortized Cost Securities	[1],[2]	$ 3,280
1 to 3 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	2.79%
1 to 3 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.64%
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,283
FVTPL Securities		270
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		579
Amortized Cost Securities	[1]	972
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		581
Amortized Cost Securities	[1]	$ 1,034
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.24%
1 to 3 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.49%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 66
3 to 5 years [member]
Disclosure of financial assets [line items]
Trading Securities		11,173
FVTPL Securities		402
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		27,113
Amortized Cost Securities		16,621
3 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		56,702
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		17,213
3 to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		38,834
3 to 5 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		655
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		27,023
3 to 5 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 18,014
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.89%
3 to 5 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		1.72%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,933
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		10,861
Amortized Cost Securities	[1]	96
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		10,703
Amortized Cost Securities	[1]	$ 97
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.55%
3 to 5 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.71%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 760
FVTPL Securities		34
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,286
Amortized Cost Securities	[1]	890
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,265
Amortized Cost Securities	[1]	$ 952
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.01%
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.73%
3 to 5 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,933
3 to 5 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,283
Amortized Cost Securities	[1]	13,444
3 to 5 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,344
Amortized Cost Securities	[1]	$ 14,670
3 to 5 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.83%
3 to 5 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.58%
3 to 5 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 35
3 to 5 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		702
3 to 5 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 714
3 to 5 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.36%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,185
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,124
Amortized Cost Securities	[1]	14
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,115
Amortized Cost Securities	[1]	$ 14
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.00%
3 to 5 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	0.86%
3 to 5 years [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	$ 898
FVTPL Securities	[2]	13
3 to 5 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	7,360
Amortized Cost Securities	[1],[2]	2,072
3 to 5 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	7,390
Amortized Cost Securities	[1],[2]	$ 2,179
3 to 5 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.44%
3 to 5 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.08%
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,234
FVTPL Securities		355
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		497
Amortized Cost Securities	[1]	105
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		492
Amortized Cost Securities	[1]	$ 102
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.45%
3 to 5 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.68%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 195
5 to 10 years [member]
Disclosure of financial assets [line items]
Trading Securities		14,394
FVTPL Securities		1,144
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		25,412
Amortized Cost Securities		9,336
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		51,613
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		12,539
5 to 10 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		38,760
5 to 10 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		314
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		25,356
5 to 10 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 10,663
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.71%
5 to 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		1.72%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,664
FVTPL Securities		11
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,770
Amortized Cost Securities	[1]	34
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,686
Amortized Cost Securities	[1]	$ 36
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.93%
5 to 10 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.83%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 944
FVTPL Securities		113
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,533
Amortized Cost Securities	[1]	313
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,496
Amortized Cost Securities	[1]	$ 314
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.45%
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.20%
5 to 10 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 5,709
5 to 10 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		9,517
Amortized Cost Securities	[1]	7,421
5 to 10 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		9,516
Amortized Cost Securities	[1]	$ 8,587
5 to 10 years [member] | U.S. federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.19%
5 to 10 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.56%
5 to 10 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 269
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,766
Amortized Cost Securities	[1]	180
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,789
Amortized Cost Securities	[1]	$ 182
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.59%
5 to 10 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.65%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 569
5 to 10 years [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	1,089
FVTPL Securities	[2]	8
5 to 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	4,356
Amortized Cost Securities	[1],[2]	1,348
5 to 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	4,396
Amortized Cost Securities	[1],[2]	$ 1,502
5 to 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	3.66%
5 to 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.99%
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,936
FVTPL Securities		1,012
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,470
Amortized Cost Securities	[1]	40
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,473
Amortized Cost Securities	[1]	$ 42
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.00%
5 to 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.02%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 214
Over 10 years [member]
Disclosure of financial assets [line items]
Trading Securities		56,143
FVTPL Securities		10,050
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		8,792
Amortized Cost Securities		41,628
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		121,273
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		17,759
Over 10 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		103,301
Over 10 years [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		213
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		9,006
Over 10 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities		$ 46,288
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.92%
Over 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)		3.09%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,466
FVTPL Securities		109
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		3,438
FVTPL Securities		1,419
Over 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		15
Over 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 17
Over 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.19%
Over 10 years [member] | U.S. federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 7,587
FVTPL Securities		1,522
Over 10 years [member] | U.S. federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	2,910
Over 10 years [member] | U.S. federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 3,782
Over 10 years [member] | U.S. federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.04%
Over 10 years [member] | U.S. states, municipalities and agencies [member]
Disclosure of financial assets [line items]
Trading Securities		$ 205
Over 10 years [member] | U.S. states, municipalities and agencies [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		540
Over 10 years [member] | U.S. states, municipalities and agencies [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 547
Over 10 years [member] | U.S. states, municipalities and agencies [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.32%
Over 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 170
Over 10 years [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	[2]	38,130
Over 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	8,146
Amortized Cost Securities	[1],[2]	31,117
Over 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	8,345
Amortized Cost Securities	[1],[2]	$ 34,841
Over 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	3.81%
Over 10 years [member] | NHA MBS U.S. agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.77%
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,147
FVTPL Securities		7,000
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		91
Amortized Cost Securities	[1]	7,601
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		97
Amortized Cost Securities	[1]	$ 7,665
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.32%
Over 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	5.03%
No maturity [member]
Disclosure of financial assets [line items]
Trading Securities		$ 65,983
FVTPL Securities		6,730
Total securities		72,890	$ 54,320
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		177
No maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		72,890
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		27,434
No maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total securities		43,715
No maturity [member] | Other Currencies [member]
Disclosure of financial assets [line items]
Total securities		1,741
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		135
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities		65,983
FVTPL Securities		6,730
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		177
No maturity [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 135

[1]	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
[2]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.